SCHEDULE OF COMPANY’S SUBSIDIARIES (Details)	6 Months Ended
	Sep. 30, 2025 HKD ($) shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 SGD ($) shares	Mar. 31, 2025 HKD ($) shares
Ordinary shares, shares issued	59,564,571	59,564,571	59,564,571	15,564,571
Ordinary shares, shares outstanding	59,564,571	59,564,571	59,564,571	15,564,571
Ordinary shares, value	$ 464,604	$ 59,565		$ 121,404
Lucky Time Ventures Limited [Member]
Effective ownership, percentage	100.00%	100.00%	100.00%
Incorporation date	Feb. 08, 2022
Ordinary shares, shares issued	100	100	100
Ordinary shares, shares outstanding	100	100	100
Ordinary shares, value | $		$ 100
Capital Summit Enterprises Limited [Member]
Effective ownership, percentage	100.00%	100.00%	100.00%
Incorporation date	Aug. 10, 2021
Ordinary shares, shares issued	1	1	1
Ordinary shares, shares outstanding	1	1	1
Ordinary shares, value | $		$ 1
Roma Risk Advisory Limited [Member]
Effective ownership, percentage	100.00%	100.00%	100.00%
Incorporation date	Aug. 02, 2018
Ordinary shares, shares issued	1	1	1
Ordinary shares, shares outstanding	1	1	1
Ordinary shares, value | $	$ 1
Roma Advisory Pte. Ltd. [Member]
Effective ownership, percentage	100.00%	100.00%	100.00%
Incorporation date	Jan. 03, 2022
Ordinary shares, shares issued	100	100	100
Ordinary shares, shares outstanding	100	100	100
Ordinary shares, value | $			$ 100